Segmented Information - Investments In Associates, Additions to goodwill, Segment assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segmented Information
Investments in associates	$ 8,505.6	$ 8,037.3	$ 7,435.7
Additions to goodwill	1,152.5	355.8
Segment assets	96,777.3	91,985.1
Segment liabilities	68,428.1	64,284.2
Non-insurance companies
Segmented Information
Investments in associates	7,972.8	7,668.6
Holding company and eliminations and adjustments
Segmented Information
Investments in associates	983.4	827.6
Segment assets	(2,100.3)	(1,294.6)
Segment liabilities	7,539.0	6,373.8
Operating segments | Property and Casualty Insurance and Reinsurance
Segmented Information
Investments in associates	5,742.7	5,319.6
Additions to goodwill	17.0	343.4
Segment assets	80,620.8	77,688.2
Segment liabilities	48,848.8	47,449.8
Operating segments | Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Investments in associates	1,274.2	1,136.3
Segment assets	18,962.6	18,133.1
Segment liabilities	11,377.6	10,831.0
Operating segments | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Investments in associates	3,384.4	3,337.7
Segment assets	48,653.7	46,906.8
Segment liabilities	30,983.7	30,426.7
Operating segments | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Investments in associates	1,084.1	845.6
Additions to goodwill	17.0	343.4
Segment assets	13,004.5	12,648.3
Segment liabilities	6,487.5	6,192.1
Operating segments | Life insurance and Run-off
Segmented Information
Investments in associates	410.4	429.5
Additions to goodwill	0.8
Segment assets	6,489.4	6,541.9
Segment liabilities	5,312.8	5,448.1
Operating segments | Non-insurance companies
Segmented Information
Investments in associates	1,369.1	1,460.6
Additions to goodwill	1,134.7	12.4
Segment assets	11,767.4	9,049.6
Segment liabilities	$ 6,727.5	$ 5,012.5